CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CRYPTOCURRENCY ASSETS
Beginning balance	$ 5,612	$ 16,859
Cryptocurrencies mined from mining business	21,601	40,561	$ 39,013
Deposits received from customers of mining data center		2,192	3,965
Deposits returned to customers of mining data center	(71)
Payment of service expense and long-lived assets	(13,810)	(6,939)
Disposal of cryptocurrency assets	(31,601)	(41,264)	(2,295)
Utility fee received from customers of mining data center	13,901	3,658	(29,213)
Cryptocurrencies paid in connection with the assets acquisition			(1,731)
Others	31	(59)	86
Impairment of cryptocurrency assets	(2,359)	(9,396)	(12,255)
Proceeds from issuance of ordinary shares for private placement			19,289
Ending balance of cryptocurrency assets, net	7,625	$ 5,612	$ 16,859
CRYPTOCURRENCY ASSETS.
CRYPTOCURRENCY ASSETS
Cryptocurrencies purchased using fiat currency	13,381
Cryptocurrencies collected from derivative contracts	9,500
Cryptocurrencies paid to derivative contracts	$ (8,560)